Schedule of Investments (unaudited)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.7%
Clear Channel Outdoor Holdings Inc
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	$15,723	$16,155,382
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	15,666	16,281,412
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	6,384	6,089,506
3.75%, 02/15/28 (Call 02/15/23)	11,653	11,653,581
4.00%, 02/15/30 (Call 02/15/25)	10,522	10,538,910
4.88%, 01/15/29 (Call 01/15/24)(b)	4,567	4,760,384
Midas OpCo Holdings LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	17,358	17,488,185
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	6,746	6,532,939
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	6,834	6,724,178
5.00%, 08/15/27 (Call 08/15/22)(a)	12,334	12,456,230
6.25%, 06/15/25 (Call 06/15/22)(a)	3,369	3,504,285
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)(b)	14,889	15,737,022
		127,922,014
Aerospace & Defense — 2.4%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	10,642	10,565,909
7.13%, 06/15/26 (Call 06/15/23)(a)(b)	18,560	19,118,016
7.50%, 12/01/24 (Call 12/31/21)(a)	16,170	16,766,330
7.50%, 03/15/25 (Call 12/31/21)(a)(b)	22,064	22,503,074
7.88%, 04/15/27 (Call 04/15/22)(a)(b)	36,087	37,079,393
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)(b)	10,463	10,044,480
5.13%, 10/01/24 (Call 07/01/24)	17,593	18,859,177
6.88%, 05/01/25 (Call 04/01/25)	14,201	16,228,671
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)(b)	14,357	14,527,848
5.75%, 10/15/27 (Call 07/15/27)(a)	15,240	16,658,571
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	11,733	11,102,351
5.50%, 01/15/25 (Call 10/15/22)(a)	5,833	6,020,495
7.50%, 04/15/25 (Call 04/15/22)(a)	19,494	20,395,598
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	18,862	18,107,520
4.88%, 05/01/29 (Call 05/01/24)	10,733	10,440,311
5.50%, 11/15/27 (Call 11/15/22)(b).	42,875	43,219,286
6.25%, 03/15/26 (Call 03/15/22)(a)	69,239	71,835,462
6.38%, 06/15/26 (Call 12/31/21)	14,827	15,231,071
7.50%, 03/15/27 (Call 03/15/22)	7,524	7,849,467
8.00%, 12/15/25 (Call 04/08/22)(a)	17,263	18,190,886
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 12/31/21)	6,403	6,735,956
Triumph Group Inc.
6.25%, 09/15/24 (Call 12/31/21)(a)(b)	6,394	6,409,985
7.75%, 08/15/25 (Call 12/31/21)(b)	8,864	8,808,600
8.88%, 06/01/24 (Call 02/01/23)(a)(b)	12,157	13,418,289
		440,116,746
Agriculture — 0.1%
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	13,715	13,037,479
10.50%, 11/01/26 (Call 12/31/21)(a)	8,769	9,040,751
		22,078,230
Security	Par (000)	Value

Airlines — 1.8%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)(b)	$18,470	$18,446,912
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	6,167	5,488,630
American Airlines Inc., 11.75%, 07/15/25(a)	39,799	48,256,287
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	56,139	57,355,347
5.75%, 04/20/29(a)	47,046	49,068,978
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	16,030	16,055,646
3.75%, 10/28/29 (Call 07/28/29)(b)	10,301	10,102,500
3.80%, 04/19/23 (Call 03/19/23)(b)	6,050	6,156,896
4.38%, 04/19/28 (Call 01/19/28)(b)	5,221	5,408,630
7.38%, 01/15/26 (Call 12/15/25)(b)	20,568	23,734,032
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	20,244	20,729,654
United Airlines Holdings Inc., 4.25%, 10/01/22	976	988,431
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	31,356	31,480,797
4.63%, 04/15/29 (Call 10/15/28)(a)	31,036	30,797,023
		324,069,763
Apparel — 0.2%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	15,399	16,019,344
4.88%, 05/15/26 (Call 02/15/26)(a)	13,190	14,084,447
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	7,455	7,753,051
5.63%, 03/15/27 (Call 03/15/22)(a)(b)	6,493	6,679,674
		44,536,516
Auto Manufacturers — 2.9%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	15,874	15,159,670
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	6,462	6,670,462
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	7,975	8,518,297
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	17,653	19,065,240
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	7,280	7,274,176
4.35%, 12/08/26 (Call 09/08/26)(b)	21,124	22,417,845
9.63%, 04/22/30 (Call 01/22/30)(b)	12,351	17,908,950
Ford Motor Credit Co. LLC
2.70%, 08/10/26 (Call 07/10/26)	20,641	20,471,153
2.90%, 02/16/28 (Call 12/16/27)(b)	10,495	10,300,843
3.09%, 01/09/23	18,918	19,166,187
3.10%, 05/04/23	13,538	13,766,115
3.35%, 11/01/22	8,893	8,997,493
3.37%, 11/17/23	13,502	13,812,546
3.38%, 11/13/25 (Call 10/13/25)(b)	28,050	28,682,836
3.55%, 10/07/22	814	826,029
3.63%, 06/17/31 (Call 03/17/31)(b)	13,758	14,045,896
3.66%, 09/08/24(b)	9,903	10,211,705
3.81%, 01/09/24 (Call 11/09/23)	9,609	9,871,644
3.82%, 11/02/27 (Call 08/02/27)(b)	10,686	11,062,681
4.00%, 11/13/30 (Call 08/13/30)(b)	27,608	28,953,890
4.06%, 11/01/24 (Call 10/01/24)	20,762	21,654,766
4.13%, 08/04/25	17,751	18,564,303
4.13%, 08/17/27 (Call 06/17/27)(b)	17,046	17,962,222
4.14%, 02/15/23 (Call 01/15/23)(b)	8,732	8,917,555
4.27%, 01/09/27 (Call 11/09/26)	12,590	13,324,941
4.38%, 08/06/23	13,676	14,158,900

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.39%, 01/08/26(b)	$14,942	$15,797,863
4.54%, 08/01/26 (Call 06/01/26)	10,292	10,993,142
4.69%, 06/09/25 (Call 04/09/25)	8,166	8,672,129
5.11%, 05/03/29 (Call 02/03/29)(b)	23,910	26,510,212
5.13%, 06/16/25 (Call 05/16/25)(b)	24,387	26,359,421
5.58%, 03/18/24 (Call 02/18/24)	20,665	22,109,483
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	7,404	7,070,820
5.50%, 07/15/29 (Call 07/15/24)(a)(b)	8,804	8,550,445
5.63%, 02/01/23 (Call 12/31/21)(a)(b)	4,868	4,878,515
5.88%, 01/15/28 (Call 01/15/24)(a)	9,066	9,134,562
7.75%, 10/15/25 (Call 10/15/22)(a)	11,320	12,110,796
		533,953,733
Auto Parts & Equipment — 1.3%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 12/31/21)(a)(b)	11,050	11,056,846
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(a)(b)	7,245	7,698,360
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	10,171	9,649,736
6.25%, 03/15/26 (Call 12/13/21)(b)	4,118	4,219,448
6.50%, 04/01/27 (Call 04/01/22)	6,083	6,318,716
6.88%, 07/01/28 (Call 07/01/23)(b)	4,119	4,392,353
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	5,357	5,600,920
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(a)(b)	12,808	13,304,310
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	31,038	32,774,188
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 12/31/21)(a)(b)	3,394	3,477,347
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	6,425	6,392,875
5.38%, 11/15/27 (Call 11/15/22)(b)	5,135	5,364,033
5.63%, 06/15/28 (Call 06/15/23)(b)	4,690	4,945,504
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	9,883	10,253,613
5.00%, 05/31/26 (Call 12/31/21)(b)	11,989	12,266,571
5.00%, 07/15/29 (Call 04/15/29)(a)(b)	14,051	14,683,295
5.25%, 04/30/31 (Call 01/30/31)(b)	9,229	9,690,450
5.25%, 07/15/31 (Call 04/15/31)(a)(b)	8,893	9,282,069
5.63%, 04/30/33 (Call 01/30/33)	7,360	7,810,432
9.50%, 05/31/25 (Call 05/31/22)	12,726	13,712,265
Tenneco Inc.
5.00%, 07/15/26 (Call 12/31/21)(b)	8,877	8,462,533
5.13%, 04/15/29 (Call 04/15/24)(a)	12,457	12,052,148
7.88%, 01/15/29 (Call 01/15/24)(a)(b)	8,315	8,897,050
ZF North America Capital Inc., 4.75%, 04/29/25(a)	16,155	17,184,881
		239,489,943
Banks — 1.6%
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(b)(c)	6,397	6,600,333
4.75%, 02/16/24 (Call 11/16/23)(b)	7,601	8,030,946
5.00%, 08/01/23	9,895	10,430,979
5.25%, 03/07/25 (Call 12/07/24)(b)	7,990	8,732,659
6.13%, 03/09/28(b)	5,659	6,681,157
Commerzbank AG, 8.13%, 09/19/23(a)	16,163	17,864,332
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23),
(5 year USD Swap + 2.248%)(b)(c)	23,750	24,403,125
4.50%, 04/01/25(b)	28	29,850
Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 10/14/30)(b)(c)	$20,416	$20,794,343
4.88%, 12/01/32 (Call 12/01/27)(b)(c)	16,310	17,737,158
5.88%, 07/08/31 (Call 04/08/30)(b)(c)	8,306	9,762,773
Fifth Third Bancorp., Series H, 5.10%, (Call 06/30/23)(b)(c)(d)	8,852	8,947,248
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)	10,558	9,924,520
7.63%, 05/01/26 (Call 05/01/23)(a)(b)	9,651	9,349,406
8.13%, 11/15/24 (Call 12/31/21)(a)(b)	6,200	6,170,798
8.25%, 04/15/25 (Call 12/31/21)(a)	9,267	9,236,100
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31)(a)(b)(c)	11,929	11,978,886
5.02%, 06/26/24(a)	30,751	32,845,940
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(b)(c)	24,183	26,235,914
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(c)	14,737	16,048,933
7.30%, 04/02/34 (Call 04/02/29)(a)(b)(c)	19,617	23,362,868
		285,168,268
Building Materials — 0.9%
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	15,417	15,513,356
5.00%, 03/01/30 (Call 03/01/25)(a)(b)	7,243	7,692,813
6.75%, 06/01/27 (Call 06/01/22)(a)	13,719	14,492,531
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)(b)	17,349	17,798,990
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/31/21)(a)(b)	6,384	6,441,088
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	6,510	6,689,025
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)	18,206	18,920,829
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)(b)	18,936	17,444,790
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	18,229	17,898,599
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	14,436	14,568,003
5.00%, 02/15/27 (Call 02/15/22)(a)	13,331	13,624,578
Summit Materials LLC/Summit Materials Finance Corp.,
5.25%, 01/15/29 (Call 07/15/23)(a)	12,120	12,636,312
		163,720,914
Chemicals — 1.6%
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	11,353	10,756,968
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	6,929	7,160,775
CF Industries Inc., 3.45%, 06/01/23	671	693,799
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	11,620	11,210,880
5.38%, 05/15/27 (Call 02/15/27)(b)	7,192	7,498,924
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	11,643	11,931,277
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	9,767	10,190,623
5.25%, 12/15/29 (Call 09/15/29)(b)	11,591	12,163,740
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	8,751	8,596,121
4.88%, 06/01/24 (Call 03/03/24)(a)	15,212	15,715,898
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	7,151	7,496,799
5.25%, 06/01/27 (Call 03/03/27)(a)	16,223	16,986,748
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	8,006	8,362,203

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
5.13%, 09/15/27 (Call 03/15/22)	$7,301	$7,477,441
5.63%, 08/01/29 (Call 08/01/24)(b)	13,696	14,750,267
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)	13,433	12,981,036
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	6,403	6,146,880
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)(b)	19,865	18,846,919
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	9,838	9,106,299
Tronox Inc.
4.63%, 03/15/29 (Call 03/15/24)(a)(b)	16,881	16,351,585
6.50%, 05/01/25 (Call 05/01/22)(a)(b)	7,070	7,396,988
Unifrax Escrow Issuer Corp.
5.25%, 09/30/28 (Call 09/30/24)(a)	12,765	12,537,623
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	6,489	6,359,220
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	8,292	7,937,841
4.25%, 02/15/30 (Call 02/15/25)(a)	10,161	10,072,091
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(a)(b)	11,693	11,722,233
5.63%, 08/15/29 (Call 08/15/24)(a)(b)	18,597	18,573,754
		289,024,932
Commercial Services — 3.8%
ADT Security Corp. (The)
4.13%, 06/15/23	9,205	9,483,912
4.13%, 08/01/29 (Call 08/01/28)(a)(b)	16,925	16,470,141
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%,10/15/26 (Call 10/15/23)(a)(b).	9,255	9,060,182
Albion Financing 2SARL, 8.75%, 04/15/27 (Call 10/15/23)(a)(b)	6,433	6,183,721
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	15,404	14,633,800
6.63%, 07/15/26 (Call 07/15/22)(a)	32,325	33,133,125
9.75%, 07/15/27 (Call 07/15/22)(a)(b)	16,597	17,390,869
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28 (Call 06/01/24)(a)(b)	30,764	29,724,683
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	13,521	13,234,355
6.75%, 02/15/27 (Call 02/15/23)(a)	8,778	9,150,626
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	7,788	7,914,555
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	11,209	11,475,214
5.75%, 07/15/27 (Call 07/15/22)(a)(b)	4,983	5,169,863
Brink's Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)(b)	6,736	6,860,885
5.50%, 07/15/25 (Call 07/15/22)(a)(b)	7,123	7,409,376
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)(b)	7,785	7,627,214
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	8,236	7,803,610
9.50%, 11/01/27 (Call 11/01/22)(a)(b)	9,669	10,151,604
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)	9,695	9,662,926
3.75%, 10/01/30 (Call 10/01/25)(a)(b)	12,894	12,861,765
4.50%, 07/01/28 (Call 07/01/23)(a)	13,284	13,806,061
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)(b)	18,995	19,599,698
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)	6,153	6,045,323
5.00%, 12/01/29 (Call 12/01/24)(a)	8,368	8,211,100
Security	Par (000)	Value

Commercial Services (continued)
Jaguar Holding Co. II/PPD Development LP
4.63%, 06/15/25 (Call 06/15/22)(a)	$6,709	$6,942,428
5.00%, 06/15/28 (Call 06/15/23)(a)	14,515	15,549,194
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	17,389	16,867,330
5.75%, 11/01/28 (Call 11/01/23)(a)(b).	20,706	18,480,105
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 12/31/21)(a)(b)	7,049	7,148,038
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(a)	12,518	12,115,351
4.75%, 07/15/31 (Call 07/15/26)(a)	8,944	8,696,162
5.63%, 10/01/28 (Call 10/01/23)(a)(b)	17,959	18,363,078
5.88%, 10/01/30 (Call 10/01/25)(a)(b)	9,553	9,944,351
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	17,444	16,506,385
5.25%, 04/15/24(a)(b)	9,851	10,326,793
5.75%, 04/15/26(a)(b)	20,600	21,784,500
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	20,662	20,946,103
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	13,377	13,789,457
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	11,442	12,822,191
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	15,051	14,472,995
4.00%, 05/15/31 (Call 05/15/26)(b)	13,555	13,649,885
4.63%, 12/15/27 (Call 12/15/22)(b)	6,940	7,224,879
5.13%, 06/01/29 (Call 06/01/24)(b)	10,656	11,388,600
Sotheby's, 7.38%, 10/15/27 (Call 10/15/22)(a)	2,700	2,834,518
Square Inc.
2.75%, 06/01/26 (Call 05/01/26)(a)(b)	14,254	14,234,361
3.50%, 06/01/31 (Call 03/01/31)(a)(b)	15,966	16,185,533
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	11,319	11,128,141
3.88%, 02/15/31 (Call 08/15/25)(b)	20,238	20,222,190
4.00%, 07/15/30 (Call 07/15/25)(b)	10,096	10,238,245
4.88%, 01/15/28 (Call 01/15/23)(b)	27,554	28,858,406
5.25%, 01/15/30 (Call 01/15/25)(b)	11,792	12,692,611
5.50%, 05/15/27 (Call 05/15/22)	15,903	16,525,241
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 12/31/21)(a)	19,680	20,727,446
		703,729,125
Computers — 1.2%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(a)(b)	9,646	9,687,714
4.00%, 07/01/29 (Call 07/01/24)(a)(b)	7,487	7,516,087
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 12/31/21)(b)	4,502	4,445,725
9.38%, 07/15/25 (Call 07/15/22)(a)	12,234	13,033,891
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 12/31/21)(a)	15,246	12,349,260
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	7,332	7,423,650
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	22,073	22,354,651
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	7,210	7,331,759
5.75%, 09/01/27 (Call 09/01/22)(a)(b)	7,368	7,625,880
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	7,768	8,238,003
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(a)(b)	6,225	5,926,200
3.38%, 07/15/31 (Call 01/15/26)(a)(b)	7,953	7,538,782
4.09%, 06/01/29 (Call 03/01/29)	8,020	8,161,352

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.13%, 01/15/31 (Call 10/15/30)	$5,950	$5,993,799
4.75%, 06/01/23(b)	8,953	9,334,902
4.75%, 01/01/25(b)	7,609	8,148,763
4.88%, 03/01/24 (Call 01/01/24)	8,214	8,706,598
4.88%, 06/01/27 (Call 03/01/27)(b)	8,393	9,124,870
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)	19,568	20,448,959
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	36,650	39,627,812
		223,018,657
Cosmetics & Personal Care — 0.3%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)(b)	15,578	15,889,560
6.50%, 04/15/26 (Call 12/31/21)(a)(b)	7,626	7,799,491
Coty Inc/HFC Prestige Products Inc/HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)(b)	8,270	8,175,671
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	6,079	5,989,639
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	14,890	15,543,765
		53,398,126
Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)(b)	7,610	7,461,605
4.00%, 01/15/28 (Call 01/15/23)(a)(b)	10,698	10,791,608
Avient Corp.
5.25%, 03/15/23(b)	6,692	6,997,831
5.75%, 05/15/25 (Call 05/15/22)(a)	10,702	11,086,513
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)	20,931	20,345,914
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 12/31/21)(a)(b)	9,803	9,165,805
9.00%, 11/15/26 (Call 11/15/22)(a)(b)	14,147	13,333,547
13.13%, 11/15/27 (Call 11/15/22)(a)(b)	8,380	5,467,950
		84,650,773
Diversified Financial Services — 3.4%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(c)	11,882	12,221,132
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	16,274	18,409,097
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	15,964	14,989,398
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	16,186	15,012,515
CURO Finance LLC, 7.50%, 08/01/28 (Call 08/01/24)(a)	3,630	3,603,428
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	11,223	12,233,070
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	16,792	16,848,947
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)(b)	9,203	8,447,434
6.50%, 11/01/25 (Call 11/01/22)(a)(b)	8,366	8,007,935
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)(b)	15,849	15,934,902
4.38%, 05/15/31 (Call 05/15/26)(a)	6,232	6,286,530
4.63%, 11/15/27 (Call 11/15/22)(a)	5,595	5,739,246
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)(b)	6,077	5,757,147
6.50%, 05/01/28 (Call 05/01/24)(a)	16,796	17,179,475
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	10,167	9,803,657
5.50%, 08/15/28 (Call 08/15/23)(a)	13,733	13,684,934
Security	Par (000)	Value

Diversified Financial Services (continued)
5.75%, 11/15/31 (Call 11/15/26)(a)	$10,150	$9,902,594
6.00%, 01/15/27 (Call 01/15/23)(a)	9,801	10,134,871
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	8,011	7,790,698
5.00%, 03/15/27 (Call 09/15/26)(b)	10,821	10,855,573
5.50%, 01/25/23	15,987	16,516,489
5.50%, 03/15/29 (Call 06/15/28)	12,665	12,466,666
5.88%, 10/25/24(b)	8,188	8,551,138
6.13%, 03/25/24(b)	12,532	13,142,935
6.75%, 06/25/25(b)	6,895	7,412,125
6.75%, 06/15/26(b)	7,937	8,575,929
7.25%, 09/25/23(b)	6,839	7,370,219
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)(b)	7,589	7,475,165
6.88%, 08/15/28 (Call 08/15/23)(a)(b)	29,284	28,991,160
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)(b)	12,879	12,458,501
3.88%, 09/15/28 (Call 09/15/24)	10,232	9,856,332
4.00%, 09/15/30 (Call 09/15/25)(b)	14,373	13,834,012
5.38%, 11/15/29 (Call 05/15/29)(b)	10,806	11,392,225
5.63%, 03/15/23(b)	11,864	12,348,335
6.13%, 03/15/24 (Call 09/15/23)	20,462	21,591,818
6.63%, 01/15/28 (Call 07/15/27)(b)	11,613	12,854,139
6.88%, 03/15/25(b)	21,984	24,182,400
7.13%, 03/15/26	24,513	27,466,816
8.88%, 06/01/25 (Call 06/01/22)	9,385	10,070,182
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	10,300	9,479,051
5.38%, 10/15/25 (Call 10/15/22)(a)	10,031	10,169,316
5.75%, 09/15/31 (Call 09/15/26)(a)	8,251	8,021,210
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/01/24)(a)	11,284	11,035,372
3.88%, 03/01/31 (Call 03/01/26)(a)	20,251	20,026,214
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)	17,916	17,506,799
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	14,034	13,753,320
SLM Corp., 3.13%, 11/02/26 (Call 10/02/26)	8,750	8,564,063
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(a)(b)	12,409	12,374,875
5.50%, 04/15/29 (Call 04/15/24)(a)	10,572	10,056,615
5.75%, 06/15/27 (Call 06/15/24)(a)	8,275	8,151,785
		618,537,789
Electric — 2.7%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	14,676	14,015,580
4.50%, 02/15/28 (Call 02/15/23)(a)	24,055	23,957,577
4.63%, 02/01/29 (Call 02/01/24)(a)(b)	8,908	8,529,410
5.00%, 02/01/31 (Call 02/01/26)(a)(b)	13,033	12,530,317
5.13%, 03/15/28 (Call 03/15/23)(a)(b)	22,773	22,600,381
5.25%, 06/01/26 (Call 12/31/21)(a)	11,438	11,709,653
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	14,558	14,363,651
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	12,415	13,054,826
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	7,561	7,872,891
4.35%, 04/15/29 (Call 01/15/29)(b)	6,595	6,989,051
Electricite de France SA
5.25%, (Call 01/29/23)(a)(b)(c)(d)	30,829	31,696,106
5.63%, (Call 01/22/24)(a)(b)(c)(d)	22,234	23,390,068

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(b)(c)	$11,748	$13,639,245
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)(b)	9,097	8,862,147
Series B, 2.25%, 09/01/30 (Call 06/01/30)	4,495	4,261,250
Series B, 4.40%, 07/15/27 (Call 04/15/27)	24,932	26,646,075
Series B, 4.75%, 03/15/23 (Call 12/15/22)	3,823	3,934,937
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(a)	3,423	3,449,514
4.35%, 01/15/25 (Call 10/15/24)(a)	4,651	4,941,501
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	8,666	9,053,262
4.25%, 07/15/24 (Call 04/15/24)(a)	10,425	10,663,733
4.25%, 09/15/24 (Call 07/15/24)(a)	983	1,004,586
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	8,452	8,937,990
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)	6,030	5,811,413
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	15,947	15,149,650
3.88%, 02/15/32 (Call 02/15/27)(a)	18,614	17,875,024
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	11,950	12,398,125
5.75%, 01/15/28 (Call 01/15/23)(b)	12,745	13,343,324
6.63%, 01/15/27 (Call 12/16/21)	5,607	5,796,236
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	15,857	16,332,710
5.25%, 07/01/30 (Call 07/01/25)(b)	15,926	16,414,904
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 12/31/21)(b)	10,010	5,805,800
6.63%, 01/15/28 (Call 01/15/23)(a)	7,384	6,738,255
7.25%, 05/15/27 (Call 05/15/22)(a)(b)	12,485	11,626,656
7.63%, 06/01/28 (Call 06/01/23)(a)	6,502	6,051,940
10.50%, 01/15/26 (Call 01/15/22)(a)(b)	10,414	6,404,610
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	21,059	20,670,725
5.00%, 07/31/27 (Call 07/31/22)(a)(b)	20,083	20,356,004
5.50%, 09/01/26 (Call 12/13/21)(a)(b)	14,368	14,731,466
5.63%, 02/15/27 (Call 02/15/22)(a)(b)	20,590	21,071,806
		502,682,399
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)(b)	12,892	12,183,971
4.75%, 06/15/28 (Call 06/15/23)(a)(b)	9,264	9,139,399
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)(b)	24,692	26,089,607
7.25%, 06/15/28 (Call 06/15/23)(a)(b)	22,667	24,537,028
		71,950,005
Electronics — 0.5%
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)(b)	32,536	32,796,288
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	18,690	18,951,660
4.88%, 10/15/23(a)	6,008	6,263,340
5.00%, 10/01/25(a)(b)	9,505	10,301,044
5.63%, 11/01/24(a)	2,821	3,092,742
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	12,767	12,543,577
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	6,327	6,562,364
		90,511,015
Security	Par (000)	Value

Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	$5,416	$5,483,023
4.75%, 01/15/30 (Call 01/15/25)(a)	11,717	11,925,709
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	12,142	12,675,110
		30,083,842
Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26).	524	562,671
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 12/31/21)(a)(b)	15,620	15,416,940
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)(b)	749	767,914
		16,747,525
Entertainment — 3.0%
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(a)(b)	5,792	6,081,600
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)	19,204	18,603,875
6.25%, 07/01/25 (Call 07/01/22)(a)	55,663	57,861,688
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	27,607	30,253,683
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/22)(a)(b)	17,627	18,319,775
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	6,094	6,231,176
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp., 5.38%, 06/01/24 (Call 12/17/21)(b)	7,602	7,681,897
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)(b)	7,735	7,865,514
5.50%, 05/01/25 (Call 05/01/22)(a)	16,977	17,546,225
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	12,892	13,148,551
5.50%, 04/01/27 (Call 04/01/22)(a)(b)	10,124	10,396,336
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	11,344	10,720,080
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	6,926	6,839,425
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)	15,260	15,584,956
5.25%, 01/15/29 (Call 01/15/24)(a)	11,104	11,550,714
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	9,589	10,514,040
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	20,836	22,607,060
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)(b)	15,440	15,633,000
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	6,006	5,791,286
4.75%, 10/15/27 (Call 10/15/22)(a)(b)	15,855	15,821,668
4.88%, 11/01/24 (Call 12/31/21)(a)(b)	9,057	9,136,249
6.50%, 05/15/27 (Call 05/15/23)(a)	22,900	24,846,500
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 12/16/21)(a)(b)	3,398	3,526,487
8.00%, 02/01/26 (Call 02/01/23)(a)	19,783	20,178,660
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	11,325	11,327,655
5.88%, 09/01/31 (Call 09/01/26)(a)(b)	12,216	12,221,727
Resorts World Las Vegas LLC/RWLV Capital Inc.,
4.63%, 04/16/29 (Call 01/16/29)(a)	15,644	15,885,315
Scientific Games International Inc.
5.00%, 10/15/25 (Call 12/31/21)(a)	17,754	18,228,919
7.00%, 05/15/28 (Call 05/15/23)(a)	11,812	12,524,441
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	7,705	8,475,885

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
8.25%, 03/15/26 (Call 03/15/22)(a)(b)	$17,259	$18,159,704
8.63%, 07/01/25 (Call 07/01/22)(a)	8,050	8,571,485
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 12/31/21)(a)(b)	14,526	14,625,866
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	6,426	6,549,165
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	11,471	12,073,227
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	12,541	11,835,569
3.75%, 12/01/29 (Call 12/01/24)(a)	9,300	9,231,180
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	7,241	7,259,102
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	11,450	11,192,375
7.75%, 04/15/25 (Call 04/15/22)(a)(b)	9,444	9,818,927
		554,720,987
Environmental Control — 0.7%
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)(b)	8,781	8,824,905
6.00%, 01/01/27 (Call 01/01/22)	7,362	7,605,099
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	11,430	10,660,532
3.75%, 08/01/25 (Call 08/01/22)(a)	11,863	11,992,319
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	11,869	11,483,257
4.25%, 06/01/25 (Call 06/01/22)(a)(b)	7,437	7,602,008
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	8,757	8,497,631
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	12,832	12,799,920
5.13%, 12/15/26 (Call 12/15/22)(a)	5,458	5,662,948
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)(b)	10,610	10,311,716
5.88%, 06/30/29 (Call 06/30/24)(a)(b)	17,267	16,650,223
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)	9,506	9,268,350
5.38%, 07/15/24 (Call 12/16/21)(a)	7,235	7,390,131
		128,749,039
Food — 3.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)	11,824	11,794,440
3.50%, 02/15/23 (Call 12/15/22)(a)(b)	9,642	9,731,188
3.50%, 03/15/29 (Call 09/15/23)(a)(b)	20,728	20,561,140
4.63%, 01/15/27 (Call 01/15/23)(a)(b)	21,248	22,026,739
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	17,123	18,272,595
5.88%, 02/15/28 (Call 08/15/22)(a)(b)	11,651	12,263,959
7.50%, 03/15/26 (Call 03/15/22)(a)	8,017	8,568,169
B&G Foods Inc.
5.25%, 04/01/25 (Call 12/31/21)(b)	14,332	14,559,323
5.25%, 09/15/27 (Call 03/01/22)(b)	8,202	8,326,178
JBS Finance Luxembourg Sarl, 3.63%, 01/15/32 (Call 01/15/27)(a)(b)	3,112	3,091,445
JBS USA Food Co.
5.75%, 01/15/28 (Call 07/15/22)(a)(b)	7,071	7,407,650
7.00%, 01/15/26 (Call 12/01/21)(a)(b)	16,731	17,444,683
JBS USA LUX SA/JBS USA Finance Inc., 6.75%, 02/15/28 (Call 02/15/23)(a)(b)	8,312	8,964,492
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.75%, 12/01/31 (Call 12/01/26)(a)(b)	8,057	8,119,039
5.50%, 01/15/30 (Call 01/15/25)(a)(b)	13,733	14,759,542
Security	Par (000)	Value

Food (continued)
6.50%, 04/15/29 (Call 04/15/24)(a)(b)	$14,734	$16,145,517
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	27,309	28,370,591
3.50%, 06/06/22(b)	891	904,410
3.75%, 04/01/30 (Call 01/01/30)	11,591	12,662,588
3.88%, 05/15/27 (Call 02/15/27)	21,451	23,192,821
4.25%, 03/01/31 (Call 12/01/30)	22,145	25,245,300
4.63%, 01/30/29 (Call 10/30/28)	11,376	13,159,681
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)	16,400	16,359,000
4.38%, 01/31/32 (Call 01/31/27)(a)	13,625	13,601,583
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	6,850	7,269,563
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(b)	15,612	15,007,035
5.50%, 10/15/27 (Call 10/15/22)(a)(b)	15,186	15,632,089
Pilgrim's Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(a)	14,295	14,398,151
4.25%, 04/15/31 (Call 04/15/26)(a)(b)	15,703	16,409,635
5.88%, 09/30/27 (Call 09/30/22)(a)	16,483	17,307,150
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	29,347	28,191,462
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	27,079	26,761,669
5.50%, 12/15/29 (Call 12/15/24)(a)	9,849	10,181,404
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	14,225	14,669,531
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	20,350	20,938,725
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)	3,550	3,567,750
4.75%, 02/15/29 (Call 02/15/24)(a)(b)	12,639	12,795,724
6.25%, 04/15/25 (Call 04/15/22)(a)	15,826	16,475,024
		555,136,985
Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25 (Call 12/31/21)(a)(b)	9,100	9,232,654
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	19,128	19,239,579
6.38%, 05/01/25 (Call 05/01/22)(a)(b)	23,539	24,547,646
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)	5,370	5,492,712
10.50%, 05/15/29 (Call 05/15/24)(a)(b)	10,990	11,558,641
		70,071,232
Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(b)	13,979	13,804,262
Pearl Merger Sub Inc., 6.75%, 10/01/28 (Call 10/01/24)(a)	11,100	11,169,375
		24,973,637
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	12,260	13,152,681
5.63%, 05/20/24 (Call 03/20/24)	7,488	7,973,639
5.75%, 05/20/27 (Call 02/20/27)(b)	7,466	8,133,983
5.88%, 08/20/26 (Call 05/20/26)(b)	10,639	11,599,702
		40,860,005
Health Care - Products — 0.9%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)	12,411	12,441,934
4.63%, 07/15/28 (Call 07/15/23)(a)	25,360	26,182,932
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)(b)	17,261	16,941,373
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	5,392	5,617,790

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	$53,075	$52,411,563
5.25%, 10/01/29 (Call 10/01/24)(a)	41,011	41,011,000
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)(b)	9,707	9,862,797
4.63%, 11/15/27 (Call 11/15/22)(b)	6,406	6,618,003
		171,087,392
Health Care - Services — 6.7%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)	7,990	7,610,475
3.50%, 04/01/30 (Call 04/01/25)(a)	11,636	11,301,465
5.00%, 07/15/27 (Call 07/15/22)(a)(b)	7,649	7,914,133
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	32,260	31,655,125
2.50%, 03/01/31 (Call 12/01/30)	35,068	33,648,381
2.63%, 08/01/31 (Call 05/01/31)	18,934	18,271,310
3.00%, 10/15/30 (Call 07/15/30)(b)	35,060	34,956,198
3.38%, 02/15/30 (Call 02/15/25)	33,332	33,561,157
4.25%, 12/15/27 (Call 12/15/22)	41,131	42,673,412
4.63%, 12/15/29 (Call 12/15/24)(b)	54,827	58,664,890
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)(b)	7,704	7,649,449
4.00%, 03/15/31 (Call 03/15/26)(a)	8,852	8,899,288
4.25%, 05/01/28 (Call 05/01/23)(a)	7,650	7,765,347
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(b)	17,282	16,968,278
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	31,937	32,868,922
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	13,136	13,685,024
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	22,424	21,470,980
6.63%, 02/15/25 (Call 02/15/22)(a)	21,908	22,701,070
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	11,553	10,830,938
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	29,276	28,836,860
8.00%, 03/15/26 (Call 03/15/22)(a)	32,764	34,253,740
8.00%, 12/15/27 (Call 12/15/22)(a)(b)	10,401	11,116,589
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	23,333	21,676,357
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	44,400	43,845,000
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)(b)	15,776	15,874,600
4.63%, 04/01/31 (Call 04/01/26)(b)	3,792	3,767,115
4.75%, 02/01/30 (Call 02/01/25)(b)	13,604	13,732,743
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 12/31/21)(a)	2,850	1,723,062
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	42,740	44,459,063
5.38%, 02/01/25	40,371	44,069,940
5.38%, 09/01/26 (Call 03/01/26)(b)	16,143	18,025,384
5.63%, 09/01/28 (Call 03/01/28)	23,610	27,316,605
5.88%, 05/01/23(b)	18,189	19,254,144
5.88%, 02/15/26 (Call 08/15/25)	23,652	26,490,240
5.88%, 02/01/29 (Call 08/01/28)(b)	15,256	17,968,364
IQVIA Inc.
5.00%, 10/15/26 (Call 12/31/21)(a)	14,869	15,240,725
5.00%, 05/15/27 (Call 05/15/22)(a)(b)	17,405	17,966,064
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 02/15/22)(a)(b)	11,364	11,187,631
6.75%, 04/15/25 (Call 04/15/22)(a)(b)	7,886	8,169,417
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)(b)	7,319	7,053,686
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(a)	14,763	15,386,236
Security	Par (000)	Value

Health Care - Services (continued)
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)(b)	$6,304	$6,250,989
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)(b)	8,405	8,783,477
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	8,647	8,690,235
3.88%, 05/15/32 (Call 02/15/32)(a)	12,610	12,268,773
4.38%, 06/15/28 (Call 06/15/23)(a)(b)	13,172	13,382,299
5.38%, 11/15/22 (Call 12/01/21)	7,700	7,939,195
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)(b)	10,928	11,210,701
RegionalCare Hospital Partners Holdings Inc./LifePoint
Health Inc., 9.75%, 12/01/26 (Call 12/31/21)(a)(b)	21,103	22,139,465
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)(b)	13,337	13,200,216
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)(b)	20,679	21,712,950
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(a)	22,141	21,893,298
4.38%, 01/15/30 (Call 12/01/24)(a)	21,385	21,314,002
4.63%, 07/15/24 (Call 12/31/21)(b)	10,716	10,823,160
4.63%, 09/01/24 (Call 12/16/21)(a)(b)	8,087	8,228,523
4.63%, 06/15/28 (Call 06/15/23)(a)(b)	5,614	5,711,571
4.88%, 01/01/26 (Call 03/01/22)(a)(b)	34,054	34,820,215
5.13%, 11/01/27 (Call 11/01/22)(a)(b)	24,323	24,961,479
6.13%, 10/01/28 (Call 10/01/23)(a)(b)	41,090	42,108,691
6.25%, 02/01/27 (Call 02/01/22)(a)	23,418	24,266,903
6.75%, 06/15/23	29,433	31,382,936
7.50%, 04/01/25 (Call 04/01/22)(a)(b)	9,747	10,258,718
		1,231,857,203
Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)(b)	15,848	16,283,820
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	11,730	11,400,915
4.75%, 09/15/24 (Call 06/15/24)(b)	19,594	19,921,412
5.25%, 05/15/27 (Call 11/15/26)	22,969	23,297,916
6.25%, 05/15/26 (Call 05/15/22)(b)	20,276	20,896,689
6.38%, 12/15/25 (Call 12/31/21)	9,769	9,893,555
6.75%, 02/01/24 (Call 12/31/21)	5,711	5,745,014
Stena AB, 7.00%, 02/01/24(a)(b)	307	318,704
		107,758,025
Home Builders — 0.7%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	7,159	7,147,904
6.25%, 09/15/27 (Call 09/15/22)(a)(b)	9,428	9,783,239
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	7,451	7,342,960
6.75%, 06/01/27 (Call 06/01/22)	6,435	6,746,695
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	8,451	8,392,688
5.25%, 12/15/27 (Call 12/15/22)(a)	7,779	8,077,558
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)(b)	8,684	8,944,520
6.00%, 06/01/25 (Call 03/01/25)(b)	4,178	4,616,527
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)(b)	7,986	8,325,405
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	8,087	8,673,307

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	$5,487	$6,016,267
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	9,835	10,903,278
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(b)	7,723	8,166,294
4.35%, 02/15/28 (Call 11/15/27)(b)	4,428	4,793,797
4.38%, 04/15/23 (Call 01/15/23)(b)	4,251	4,395,986
4.88%, 03/15/27 (Call 12/15/26)(b)	5,527	6,114,053
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	6,036	6,544,030
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	6,494	6,652,291
		131,636,799
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	13,977	13,526,636
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	10,853	10,748,268
		24,274,904
Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	7,152	7,157,006
4.13%, 04/30/31 (Call 04/30/26)(a)(b)	6,236	6,251,590
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)(b)	9,614	9,520,234
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	7,307	7,063,750
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	7,447	7,187,893
5.75%, 07/15/25 (Call 12/31/21)(b)	6,421	6,557,781
		43,738,254
Housewares — 0.4%
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	13,931	14,418,585
4.70%, 04/01/26 (Call 01/01/26)	35,425	37,949,031
4.88%, 06/01/25 (Call 05/01/25)(b)	7,918	8,562,288
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(a)(b)	9,795	9,540,330
4.38%, 02/01/32 (Call 08/01/26)(a)	6,790	6,716,566
4.50%, 10/15/29 (Call 10/15/24)(b)	3,770	3,909,510
		81,096,310
Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	11,090	10,299,172
6.00%, 08/01/29 (Call 08/01/24)(a)	7,342	7,039,142
7.00%, 11/15/25 (Call 12/31/21)(a)(b)	18,169	18,050,689
10.13%, 08/01/26 (Call 08/01/22)(a)(b)	4,311	4,662,905
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(b)	10,113	9,860,226
5.88%, 11/01/29 (Call 11/01/24)(a)	5,972	5,816,191
6.75%, 10/15/27 (Call 10/15/22)(a)(b)	20,813	21,099,179
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)(b)	9,296	8,961,576
7.00%, 08/15/25 (Call 12/31/21)(a)(b)	6,954	6,910,537
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26)(a)(b)(c)	11,015	10,897,525
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/22)(a)	7,996	8,244,905
Security	Par (000)	Value

Insurance (continued)
HUB International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(a)	$8,615	$8,593,462
7.00%, 05/01/26 (Call 12/13/21)(a)	24,448	25,028,640
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 12/15/26)(a)(b)(c)	2,431	2,449,233
4.30%, 02/01/61 (Call 02/01/26)(a)(b)	12,866	11,922,494
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	4,959	5,181,054
4.88%, 03/15/27 (Call 09/15/26)(b)	6,920	7,300,600
6.63%, 03/15/25 (Call 09/15/24)(b)	7,552	8,250,560
		180,568,090
Internet — 1.5%
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)	12,953	12,794,032
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	7,186	7,251,901
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)(b)	13,592	12,912,400
5.25%, 12/01/27 (Call 06/01/22)(a)(b)	8,731	9,047,499
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)	7,639	7,201,285
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	10,535	10,432,841
4.63%, 06/01/28 (Call 06/01/23)(a)	5,048	5,123,720
5.00%, 12/15/27 (Call 12/15/22)(a)(b)	8,554	8,917,545
Netflix Inc.
4.88%, 04/15/28	9,546	10,798,912
5.38%, 11/15/29(a)	4,823	5,699,832
5.75%, 03/01/24	150	163,688
5.88%, 11/15/28	18,991	22,741,722
6.38%, 05/15/29	6,612	8,216,402
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 12/13/21)(a)	15,739	15,896,365
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)(b)	13,481	13,535,598
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(c)(d)	11,677	11,700,354
6.25%, (Call 04/22/31)(a)(b)(c)(d)	15,429	16,272,780
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	23,600	23,317,508
6.25%, 01/15/28 (Call 09/15/23)(a)(b)	8,878	9,497,518
7.50%, 05/15/25 (Call 05/15/22)(a)	15,976	16,860,208
7.50%, 09/15/27 (Call 09/15/22)(a)(b)	19,535	21,195,475
8.00%, 11/01/26 (Call 12/31/21)(a)	21,689	23,098,785
		272,676,370
Iron & Steel — 0.3%
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(b)	8,131	8,163,687
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	7,047	7,077,831
5.88%, 06/01/27 (Call 06/01/22)(b)	7,973	8,271,988
6.75%, 03/15/26 (Call 03/15/22)(a)	14,008	14,835,196
9.88%, 10/17/25 (Call 10/17/22)(a)(b)	8,401	9,461,626
United States Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(b)	10,347	10,838,482
		58,648,810
Leisure Time — 0.7%
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	17,284	17,500,050
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	6,721	6,907,928
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(a)(b)	8,327	7,660,840
5.88%, 03/15/26 (Call 12/15/25)(a)	24,521	23,819,111

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
10.25%, 02/01/26 (Call 08/01/23)(a)(b)	$9,025	$10,340,890
12.25%, 05/15/24 (Call 02/15/24)(a)(b)	7,227	8,513,993
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	7,282	7,097,765
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)(b)	14,293	13,310,356
7.00%, 02/15/29 (Call 02/15/24)(a)(b)	6,835	6,664,125
13.00%, 05/15/25 (Call 05/15/22)(a)(b)	13,233	14,957,151
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)(b)	10,373	10,035,878
		126,808,087
Lodging — 2.9%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(b)	15,597	15,816,450
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	14,412	14,355,073
8.63%, 06/01/25 (Call 06/01/22)(a)	4,966	5,295,758
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)(b)	26,916	26,126,554
3.75%, 05/01/29 (Call 05/01/24)(a)(b)	10,348	10,254,319
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	18,060	18,088,219
4.88%, 01/15/30 (Call 01/15/25)(b)	16,756	17,677,580
5.38%, 05/01/25 (Call 05/01/22)(a)	7,458	7,691,062
5.75%, 05/01/28 (Call 05/01/23)(a)	5,025	5,335,897
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	6,925	6,835,667
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	14,372	14,277,684
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)(b)	8,728	8,953,837
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(a)	6,815	6,683,470
6.13%, 09/15/25 (Call 05/15/22)(a)	2,181	2,264,532
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 12/31/21)(a)(b)	17,199	16,980,573
5.25%, 04/26/26 (Call 04/26/22)(a)(b)	7,583	7,513,323
5.38%, 12/04/29 (Call 12/04/24)(a)(b)	17,176	16,761,715
5.63%, 07/17/27 (Call 07/17/22)(a)	10,063	9,968,659
5.75%, 07/21/28 (Call 07/21/23)(a)	14,867	14,663,136
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)(b)	12,307	11,999,325
5.25%, 06/18/25 (Call 06/18/22)(a)(b)	6,935	6,890,212
5.38%, 05/15/24 (Call 12/13/21)(a)(b)	11,611	11,612,815
5.88%, 05/15/26 (Call 05/15/22)(a)(b)	11,958	11,947,537
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	5,435	5,528,293
4.75%, 10/15/28 (Call 07/15/28)	10,887	11,087,008
5.50%, 04/15/27 (Call 01/15/27)(b)	10,501	10,940,861
5.75%, 06/15/25 (Call 03/15/25)(b)	14,663	15,463,453
6.00%, 03/15/23	18,710	19,505,175
6.75%, 05/01/25 (Call 05/01/22)(b)	10,685	11,149,304
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)	4,300	4,300,000
4.63%, 12/01/31 (Call 06/01/31)(a)	8,455	8,375,734
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)(b)	17,096	15,405,324
6.00%, 07/15/25 (Call 07/15/22)(a)	8,524	8,330,292
6.50%, 01/15/28 (Call 07/15/23)(a)(b)	6,995	6,900,602
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	4,799	4,859,806
4.50%, 12/01/29 (Call 09/01/29)(a)	10,180	9,916,336
6.00%, 04/01/27 (Call 01/01/27)	5,807	6,116,223
6.63%, 07/31/26 (Call 04/30/26)(a)	10,795	11,675,062
Security	Par (000)	Value

Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(b)	$6,768	$6,756,808
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	12,479	12,276,216
5.50%, 03/01/25 (Call 12/01/24)(a)	31,403	31,481,507
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 12/13/21)(a)(b)	10,147	9,476,875
5.13%, 12/15/29 (Call 12/15/24)(a)	14,886	13,194,578
5.50%, 01/15/26 (Call 06/15/22)(a)(b)	16,874	15,757,036
5.50%, 10/01/27 (Call 10/01/22)(a)(b)	12,498	11,568,461
5.63%, 08/26/28 (Call 08/26/23)(a)(b)	21,978	20,229,043
		538,287,394
Machinery — 0.2%
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 12/31/21)(a)	8,256	8,274,060
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)(b)	25,382	25,762,730
Vertical Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)(b)	5,532	5,767,110
		39,803,900
Manufacturing — 0.2%
FXI Holdings Inc.
7.88%, 11/01/24 (Call 12/31/21)(a)(b)	7,322	7,443,728
12.25%, 11/15/26 (Call 11/15/22)(a)	14,209	15,931,841
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	4,828	5,045,260
		28,420,829
Media — 9.4%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	18,488	17,329,542
5.75%, 08/15/29 (Call 08/15/24)(a)(b)	32,069	30,515,783
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	14,470	14,121,707
4.75%, 08/01/25 (Call 12/31/21)(b)	11,752	11,957,660
5.00%, 04/01/24 (Call 12/31/21)(b)	5,190	5,217,458
Audacy Capital Corp., 6.75%, 03/31/29 (Call 03/31/24)(a)(b)	8,826	8,655,717
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 12/16/21)(a)	8,128	8,128,000
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	46,483	45,923,461
4.25%, 01/15/34 (Call 01/15/28)(a)	33,468	32,171,115
4.50%, 08/15/30 (Call 02/15/25)(a)(b)	42,607	42,980,855
4.50%, 05/01/32 (Call 05/01/26)(b)	45,613	45,655,762
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	27,116	26,760,102
4.75%, 03/01/30 (Call 09/01/24)(a)	47,727	48,920,175
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	39,286	40,464,580
5.13%, 05/01/27 (Call 05/01/22)(a)	51,367	52,843,801
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	21,846	23,121,771
5.50%, 05/01/26 (Call 12/31/21)(a)(b)	11,940	12,324,468
Clear Channel Worldwide Holdings Inc., 5.13%, 08/15/27 (Call 08/15/22)(a)(b)	20,865	21,129,011
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	16,194	14,777,025
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	17,848	17,044,840
4.50%, 11/15/31 (Call 11/15/26)(a)(b)	24,448	23,655,987
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	35,987	33,467,910
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	7,158	6,668,715
5.25%, 06/01/24(b)	9,832	10,203,158
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	15,772	16,208,195
5.50%, 04/15/27 (Call 04/15/22)(a)	19,667	20,225,543
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	35,232	34,532,116

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.88%, 09/15/22(b)	$721	$737,208
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	27,410	28,986,075
7.50%, 04/01/28 (Call 04/01/23)(a)	15,583	16,546,665
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)(b)	49,690	22,163,812
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	29,564	6,153,008
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)(b)	34,333	34,976,744
DISH DBS Corp.
5.00%, 03/15/23	20,750	21,019,912
5.25%, 12/01/26 (Call 06/01/26)(a)(b)	29,650	29,365,656
5.75%, 12/01/28 (Call 12/01/27)(a)(b)	25,641	25,266,898
5.88%, 07/15/22(b)	664	673,905
5.88%, 11/15/24(b)	32,145	32,586,994
7.38%, 07/01/28 (Call 07/01/23)(b)	15,196	14,892,080
7.75%, 07/01/26(b)	32,014	32,894,385
5.13%, 06/01/29(b)	23,531	20,665,512
Entercom Media Corp., 6.50%, 05/01/27 (Call 05/01/22)(a)	6,652	6,498,804
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)(b)	22,235	22,325,052
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	12,474	12,021,818
5.88%, 07/15/26 (Call 12/31/21)(a)	8,501	8,753,480
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	10,744	11,375,210
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	5,630	5,594,129
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	13,216	13,414,240
6.38%, 05/01/26 (Call 05/01/22)(b)	11,339	11,755,774
8.38%, 05/01/27 (Call 05/01/22)(b)	23,624	24,864,713
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	13,472	13,403,697
6.75%, 10/15/27 (Call 10/15/22)(a)(b)	19,779	20,495,989
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)	14,921	14,398,765
8.00%, 08/01/29 (Call 08/01/24)(a)	12,115	11,817,577
Meredith Corp., 6.88%, 02/01/26 (Call 12/01/21)	16,623	17,194,831
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(a)	14,978	14,683,233
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	14,965	14,963,945
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	27,435	28,463,812
Quebecor Media Inc., 5.75%, 01/15/23(b)	13,784	14,352,590
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)(b)	15,231	15,173,884
6.50%, 09/15/28 (Call 09/15/23)(a)(b)	15,599	15,126,350
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)(b)	8,970	8,915,148
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	7,495	7,532,475
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)(b)	6,924	7,065,106
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	11,324	10,304,840
5.13%, 02/15/27 (Call 12/16/21)(a)(b)	6,403	5,911,143
5.50%, 03/01/30 (Call 12/01/24)(a)	7,477	6,769,022
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	14,400	14,158,500
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	23,700	22,455,750
4.00%, 07/15/28 (Call 07/15/24)(a)(b)	34,502	33,943,068
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	24,419	23,839,049
Security	Par (000)	Value

Media (continued)
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	$22,162	$22,854,562
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	18,459	19,612,688
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	17,246	17,178,223
4.75%, 03/15/26 (Call 03/15/23)(a)(b)	6,861	7,080,926
5.00%, 09/15/29 (Call 09/15/24)	16,893	16,915,946
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	16,800	17,357,873
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	14,448	14,436,510
5.13%, 02/15/25 (Call 12/13/21)(a)(b)	21,678	21,999,268
6.63%, 06/01/27 (Call 06/01/23)(a)(b)	26,092	27,840,156
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	20,662	20,907,361
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)	7,982	8,234,681
ViacomCBS Inc., 6.25%, 02/28/57 (Call 02/28/27)(c)	9,031	10,205,030
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	10,013	9,998,815
5.13%, 04/15/27 (Call 04/15/22)(a)	8,269	8,484,869
5.38%, 06/15/24 (Call 03/15/24)(a)	6,220	6,632,075
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	14,437	14,003,890
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)	13,677	13,403,460
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	22,434	23,163,105
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	6,787	6,682,005
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	7,242	7,249,894
6.00%, 01/15/27 (Call 01/15/22)(a)	9,295	9,584,353
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)(b)	15,819	15,942,507
5.50%, 01/15/27 (Call 01/15/22)(a)	26,255	27,031,885
		1,736,305,387
Mining — 1.4%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	7,001	7,142,136
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	12,276	13,018,452
6.13%, 05/15/28 (Call 05/15/23)(a)	6,556	6,991,462
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)(b)	13,003	13,535,310
6.13%, 02/15/28 (Call 02/15/23)(a)(b)	11,620	12,082,708
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	7,192	6,803,573
5.88%, 02/15/26 (Call 12/31/21)(a)(b)	3,804	3,864,008
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	24,419	24,728,633
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	7,852	8,136,635
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	9,653	10,195,981
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)(b)	13,623	14,017,113
4.13%, 03/01/28 (Call 03/01/23)(b)	9,836	10,093,427
4.25%, 03/01/30 (Call 03/01/25)(b)	10,468	10,809,466
4.38%, 08/01/28 (Call 08/01/23)(b)	10,970	11,438,748
4.55%, 11/14/24 (Call 08/14/24)(b)	10,967	11,712,066
4.63%, 08/01/30 (Call 08/01/25)(b)	11,082	11,714,284
5.00%, 09/01/27 (Call 09/01/22)(b)	9,370	9,744,800
5.25%, 09/01/29 (Call 09/01/24)(b)	10,600	11,512,130

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	$8,147	$7,912,774
4.63%, 03/01/28 (Call 03/01/23)(a)(b)	7,107	6,982,628
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a).	11,128	11,118,319
3.88%, 08/15/31 (Call 08/15/26)(a)(b)	11,505	11,134,156
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	26,160	26,421,600
		261,110,409
Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)(b)	10,258	10,255,948
4.13%, 05/01/25 (Call 05/01/22)	8,035	8,256,284
4.25%, 04/01/28 (Call 10/01/22)(b)	9,809	10,066,486
5.50%, 12/01/24 (Call 06/01/24)	6,209	6,736,734
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)(b)	5,922	6,044,141
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)	12,885	13,192,694
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	13,005	13,362,638
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	11,547	11,611,201
		79,526,126
Oil & Gas — 6.7%
Antero Resources Corp.
5.00%, 03/01/25 (Call 12/31/21)(b)	7,209	7,280,768
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	8,104	8,343,743
7.63%, 02/01/29 (Call 02/01/24)(a)(b)	8,474	9,300,215
8.38%, 07/15/26 (Call 01/15/24)(a)	4,923	5,458,376
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	6,801	7,107,045
4.38%, 10/15/28 (Call 07/15/28)	10,765	11,337,698
4.63%, 11/15/25 (Call 08/15/25)	5,925	6,265,688
4.88%, 11/15/27 (Call 05/15/27)(b)	3,350	3,580,291
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)	5,236	5,150,915
7.00%, 11/01/26 (Call 12/31/21)(a)	9,819	9,966,285
Callon Petroleum Co.
6.13%, 10/01/24 (Call 12/31/21)	6,479	6,236,038
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	10,148	9,913,327
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 12/31/21)(a)	8,186	8,922,740
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)	6,693	6,943,988
5.88%, 02/01/29 (Call 02/05/24)(a)	6,643	7,041,580
Citgo Holding Inc., 9.25%, 08/01/24 (Call 12/31/21)(a)(b)	20,507	19,994,325
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	9,180	9,369,337
7.00%, 06/15/25 (Call 06/15/22)(a)	17,410	17,584,100
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	6,867	7,021,508
7.25%, 03/14/27 (Call 03/14/22)(a)	11,296	11,917,280
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(a)	1,085	1,076,591
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	14,052	14,069,565
6.75%, 03/01/29 (Call 03/01/24)(a)(b)	19,648	20,433,920
7.50%, 05/15/25 (Call 12/31/21)(a)	2,068	2,111,945
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)(b)	7,697	8,032,974
Security	Par (000)	Value

Oil & Gas (continued)
4.38%, 01/15/28 (Call 10/15/27)(b)	$7,706	$8,317,086
4.50%, 04/15/23 (Call 01/15/23)	3,104	3,208,884
5.75%, 01/15/31 (Call 07/15/30)(a)(b)	17,852	20,775,265
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)(b)	5,743	5,782,052
5.63%, 10/15/25 (Call 12/31/21)(a)	17,073	17,172,085
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(a)(b)	9,769	9,305,949
5.75%, 02/15/28 (Call 02/15/23)(a)(b)	5,656	5,342,035
Endeavor Energy Resources LP/EER Finance Inc.
5.75%, 01/30/28 (Call 01/30/23)(a)	13,549	14,088,650
6.63%, 07/15/25 (Call 07/15/22)(a)(b)	9,703	10,196,489
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)(e)	9,306	9,306,465
4.88%, 03/30/26 (Call 12/30/25)(a)(e)	9,048	8,867,040
5.38%, 03/30/28 (Call 09/30/27)(a)(e)	10,220	9,942,527
5.88%, 03/30/31 (Call 09/30/30)(a)(e)	9,436	9,235,485
Energean PLC, 6.50%, 04/30/27 (Call 10/30/23)(a)	6,775	6,691,668
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(a)(b)	8,299	8,303,150
3.63%, 05/15/31 (Call 05/15/30)(a)(b)	5,701	5,800,768
3.90%, 10/01/27 (Call 07/01/27)(b)	17,629	18,378,232
6.63%, 02/01/25 (Call 01/01/25)	18,695	20,868,294
7.50%, 02/01/30 (Call 11/01/29)(b)	12,514	15,767,640
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)(b)	10,517	10,369,131
6.00%, 02/01/31 (Call 02/01/26)(a)	8,855	8,855,000
6.25%, 11/01/28 (Call 11/01/23)(a)(b)	7,815	7,922,456
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(a)(b)	6,142	5,794,867
9.50%, 01/15/25 (Call 01/15/22)(b)	8,797	8,753,015
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(a)(e)	7,003	7,156,179
6.13%, 06/30/25 (Call 03/30/25)(a)(e)	10,622	11,174,013
6.50%, 06/30/27 (Call 12/30/26)(a)(e)	8,538	9,005,455
6.75%, 06/30/30 (Call 12/30/29)(a)(e)	8,435	8,686,785
Matador Resources Co., 5.88%, 09/15/26 (Call 12/16/21)	15,041	15,257,214
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)(b)	8,375	8,312,187
6.50%, 01/15/25 (Call 12/31/21)(a)	2,207	2,243,553
7.13%, 02/01/27 (Call 02/01/23)(a)(b)	19,565	20,161,529
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 12/31/21)(a)(b)	10,562	9,103,124
10.50%, 05/15/27 (Call 05/15/22)(a)(b)	8,169	7,648,226
Murphy Oil Corp.
5.75%, 08/15/25 (Call 12/31/21)(b)	8,237	8,347,685
5.88%, 12/01/27 (Call 12/01/22)(b)	7,276	7,413,902
6.38%, 07/15/28 (Call 07/15/24)	8,329	8,588,698
6.88%, 08/15/24 (Call 12/31/21)(b)	3,828	3,885,711
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(b)	8,974	7,526,943
7.38%, 05/15/27 (Call 05/15/24)(a)	2,005	1,962,394
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)	8,665	7,451,900
7.50%, 01/15/28 (Call 01/15/23)(a)	1,923	1,610,513
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)(b)	3,981	4,007,148
2.90%, 08/15/24 (Call 07/15/24)	37,516	37,650,307
3.00%, 02/15/27 (Call 11/15/26)(b)	10,579	10,237,680

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.20%, 08/15/26 (Call 06/15/26)(b)	$12,416	$12,197,286
3.40%, 04/15/26 (Call 01/15/26)(b)	14,141	13,999,590
3.50%, 06/15/25 (Call 03/15/25)	7,611	7,626,679
3.50%, 08/15/29 (Call 05/15/29)(b)	23,140	22,684,142
5.50%, 12/01/25 (Call 09/01/25)	10,424	11,166,710
5.55%, 03/15/26 (Call 12/15/25)(b)	16,200	17,355,060
5.88%, 09/01/25 (Call 06/01/25)(b)	15,233	16,375,475
6.13%, 01/01/31 (Call 07/01/30)(b)	19,771	23,065,978
6.38%, 09/01/28 (Call 03/01/28)(b)	8,325	9,513,012
6.63%, 09/01/30 (Call 03/01/30)(b)	24,326	29,148,802
6.95%, 07/01/24	7,469	8,204,563
7.50%, 05/01/31	14,207	17,866,865
7.88%, 09/15/31	7,013	9,070,146
8.00%, 07/15/25 (Call 04/15/25)	7,397	8,422,002
8.50%, 07/15/27 (Call 01/15/27)	6,453	7,818,132
8.88%, 07/15/30 (Call 01/15/30)	15,451	20,284,227
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	4,237	4,671,293
5.63%, 07/01/24	5,344	5,818,280
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)(b)	11,957	11,755,584
4.63%, 05/01/30 (Call 05/01/25)(a)	10,855	10,637,900
5.88%, 07/15/27 (Call 07/15/22)(a)(b)	6,999	7,331,453
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	13,054	7,806,292
7.25%, 06/15/25 (Call 12/31/21)	12,146	8,110,492
9.25%, 05/15/25 (Call 05/15/22)(a)(b)	19,777	18,304,541
PDC Energy Inc.
5.75%, 05/15/26 (Call 12/31/21)(b)	11,195	11,320,944
6.13%, 09/15/24 (Call 12/31/21)	2,421	2,440,513
Puma International Financing SA
5.00%, 01/24/26 (Call 12/13/21)(a)	10,170	10,148,467
5.13%, 10/06/24 (Call 12/13/21)(a)	9,356	9,395,295
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	11,355	11,610,487
5.00%, 08/15/22 (Call 05/15/22)	5,743	5,807,609
5.00%, 03/15/23 (Call 12/15/22)	5,740	5,811,750
8.25%, 01/15/29 (Call 01/15/24)(a)	9,678	10,667,092
9.25%, 02/01/26 (Call 02/01/22)(b)	10,543	11,328,453
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(b)	5,218	5,274,891
6.63%, 01/15/27 (Call 01/15/22)(b)	5,884	5,912,685
6.75%, 09/15/26 (Call 12/31/21)(b)	7,273	7,291,183
10.00%, 01/15/25 (Call 06/17/22)(a)	6,517	7,119,823
Southwestern Energy Co.
5.38%, 02/01/29 (Call 02/01/24)	11,475	11,888,932
5.38%, 03/15/30 (Call 03/15/25)(b)	19,265	20,059,681
6.45%, 01/23/25 (Call 10/23/24)	9,619	10,420,583
7.75%, 10/01/27 (Call 10/01/22)(b)	5,796	6,208,965
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	13,235	13,036,475
4.50%, 04/30/30 (Call 04/30/25)(a)	12,587	12,461,130
5.88%, 03/15/28 (Call 03/15/23)(b)	4,848	5,057,186
6.00%, 04/15/27 (Call 04/15/22)(b)	7,865	8,150,106
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 12/31/21)(a)	11,239	10,600,791
Transocean Inc.
7.25%, 11/01/25 (Call 12/13/21)(a)(b)	6,351	4,572,720
7.50%, 01/15/26 (Call 12/13/21)(a)	9,366	6,544,493
8.00%, 02/01/27 (Call 02/01/23)(a)(b)	5,643	3,871,154
Security	Par (000)	Value

Oil & Gas (continued)
11.50%, 01/30/27 (Call 07/30/23)(a)	$12,094	$11,368,360
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 12/31/21)(a)	8,928	8,743,857
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)(b)	11,416	11,044,980
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 12/31/21)(a)	7,683	7,335,237
		1,235,663,967
Oil & Gas Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)(b)	10,097	10,326,987
6.88%, 04/01/27 (Call 04/01/22)(a)(b)	9,564	9,945,232
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 12/31/21)(b)	13,082	13,360,211
6.88%, 09/01/27 (Call 09/01/22)(b)	10,202	10,472,853
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)(b)	7,240	7,423,172
8.63%, 04/30/30 (Call 10/30/24)(a)(b)	25,831	25,362,813
11.00%, 12/01/24 (Call 12/31/21)(a)(b)	4,065	4,159,850
		81,051,118
Packaging & Containers — 2.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	7,010	6,795,119
4.00%, 09/01/29 (Call 05/15/24)(a)	19,594	19,030,672
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)(b)	17,507	17,705,517
5.25%, 04/30/25 (Call 04/30/22)(a)(b)	11,476	11,819,728
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	29,075	28,588,575
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	23,447	22,293,408
3.13%, 09/15/31 (Call 06/15/31)(b)	12,449	11,982,287
4.00%, 11/15/23(b)	13,815	14,432,530
4.88%, 03/15/26 (Call 12/15/25)(b)	10,781	11,744,552
5.25%, 07/01/25(b)	14,373	15,810,300
Berry Global Inc.
4.50%, 02/15/26 (Call 12/31/21)(a)(b)	991	1,000,667
4.88%, 07/15/26 (Call 07/15/22)(a)	576	598,372
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	7,120	7,368,284
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	5,141	5,417,114
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 12/31/21)(b)	14,095	14,483,740
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 12/31/21)(a)	10,970	10,956,356
7.88%, 07/15/26 (Call 12/31/21)(a)(b)	6,380	6,611,475
Graphic Packaging International LLC, 3.50%, 03/15/28(a)(b)	6,406	6,362,849
Graphic Packaging International LLC., 3.75%, 02/01/30 (Call 08/01/29)(a)	4,405	4,376,718
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)(b)	6,424	6,359,760
6.75%, 07/15/26 (Call 07/15/22)(a)(b)	11,475	11,686,570
8.25%, 11/01/29 (Call 11/01/24)(a)(b)	7,740	7,391,700
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	12,566	13,109,480
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 12/31/21)(a)(b)	23,683	23,684,764

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
7.25%, 04/15/25 (Call 12/31/21)(a)(b)	$22,622	$22,218,272
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)	3,400	3,396,532
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23(a)(b)	8,856	9,231,374
6.63%, 05/13/27 (Call 05/15/23)(a)(b)	10,073	10,522,088
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	17,360	16,675,148
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)	6,664	6,484,058
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	9,343	9,628,122
5.13%, 12/01/24 (Call 09/01/24)(a)	4,902	5,213,928
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	5,481	5,707,091
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	6,503	7,106,258
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)(b)	11,016	11,120,330
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)(b)	17,538	18,107,294
8.50%, 08/15/27 (Call 08/15/22)(a)	9,340	9,729,111
		414,750,143
Pharmaceuticals — 4.0%
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)(b)	7,727	7,509,678
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	9,319	9,237,459
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	27,606	28,474,209
9.25%, 04/01/26 (Call 04/01/22)(a)	22,164	23,143,649
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)	27,318	26,947,431
5.00%, 01/30/28 (Call 01/30/23)(a)(b)	21,114	18,703,837
5.00%, 02/15/29 (Call 02/15/24)(a)(b)	15,281	13,120,172
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	21,566	18,546,760
5.25%, 02/15/31 (Call 02/15/26)(a)	15,378	13,196,246
5.50%, 11/01/25 (Call 12/31/21)(a)(b)	25,949	26,152,181
5.75%, 08/15/27 (Call 08/15/22)(a)(b)	5,900	6,018,000
6.13%, 04/15/25 (Call 12/31/21)(a)	44,566	45,160,100
6.25%, 02/15/29 (Call 02/15/24)(a)(b)	23,349	21,200,892
7.00%, 01/15/28 (Call 01/15/23)(a)(b)	12,287	11,876,448
7.25%, 05/30/29 (Call 05/30/24)(a)	12,431	11,696,701
9.00%, 12/15/25 (Call 12/31/21)(a)	22,416	23,395,579
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)	10,190	10,775,925
5.90%, 08/28/28 (Call 05/28/28)(b)	10,776	12,311,580
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(a)(b)	20,397	15,289,251
9.50%, 07/31/27 (Call 07/31/23)(a)(b)	15,419	15,462,366
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)(b)	21,011	20,564,516
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a).	9,604	10,138,271
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)(b)	9,248	8,716,055
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)(b)	23,530	23,955,914
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)(b)	32,716	32,659,074
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	32,046	32,646,862
Security	Par (000)	Value

Pharmaceuticals (continued)
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)(b)	$32,861	$33,097,599
Perrigo Finance Unlimited Co.
3.15%, 06/15/30 (Call 03/15/30)	12,183	11,972,812
3.90%, 12/15/24 (Call 09/15/24)	9,415	9,879,164
4.38%, 03/15/26 (Call 12/15/25)	13,330	13,998,156
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)(b)	10,598	10,114,466
5.13%, 01/15/28 (Call 01/15/23)(a)	5,099	5,290,321
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	25,150	25,171,574
3.15%, 10/01/26(b)	55,511	51,868,091
4.75%, 05/09/27 (Call 02/09/27)	13,357	13,332,423
5.13%, 05/09/29 (Call 02/09/29)	9,803	9,583,413
6.00%, 04/15/24 (Call 01/15/24)(b)	19,059	19,799,823
6.75%, 03/01/28 (Call 12/01/27)(b)	19,712	21,061,089
7.13%, 01/31/25 (Call 10/31/24)	15,271	16,290,884
		728,358,971
Pipelines — 5.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	11,297	11,409,970
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	9,983	10,060,867
5.75%, 01/15/28 (Call 01/15/23)(a)	10,826	11,035,754
7.88%, 05/15/26 (Call 05/15/23)(a)	7,029	7,547,389
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	9,367	9,296,747
4.13%, 03/01/25 (Call 02/01/25)(a)	11,755	11,811,071
4.13%, 12/01/27 (Call 09/01/27)(b)	5,254	5,213,541
4.15%, 07/01/23 (Call 04/01/23)	6,420	6,564,450
4.50%, 03/01/28 (Call 12/01/27)(a)	4,890	4,743,300
6.38%, 01/22/78 (Call 01/22/23)(c)	7,657	6,716,625
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(b)	32,063	33,004,851
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)	16,043	15,581,764
4.00%, 03/01/31 (Call 03/01/26)(a)(b)	26,423	27,134,220
4.50%, 10/01/29 (Call 10/01/24)(b)	24,371	25,589,550
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)(b)	22,763	23,108,770
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)(b)	9,813	9,827,386
5.75%, 04/01/25 (Call 12/31/21)(b)	4,846	4,871,684
6.00%, 02/01/29 (Call 02/01/24)(a)(b)	10,486	10,648,440
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)(b)	6,760	6,743,100
3.88%, 03/15/23 (Call 12/15/22)(b)	4,295	4,386,269
5.13%, 05/15/29 (Call 02/15/29)(b)	10,354	11,467,055
5.38%, 07/15/25 (Call 04/15/25)	9,252	9,888,075
5.63%, 07/15/27 (Call 04/15/27)(b)	7,290	8,142,034
5.85%, 05/21/43 (Call 05/21/23)(a)(b)(c)	9,656	9,229,784
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)	17,041	16,921,829
4.38%, 06/15/31 (Call 06/15/26)(a)(b)	15,758	15,737,515
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	11,444	11,732,732
4.40%, 04/01/24 (Call 01/01/24)	5,427	5,576,243
4.85%, 07/15/26 (Call 04/15/26)(b)	6,849	7,020,225

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	$6,495	$6,663,754
4.13%, 12/01/26 (Call 09/01/26)	6,157	6,157,000
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	11,309	11,274,747
4.75%, 07/15/23 (Call 06/15/23)	9,072	9,392,735
4.75%, 01/15/31 (Call 07/15/30)(a)	18,773	18,960,730
5.50%, 07/15/28 (Call 04/15/28)(b)	12,374	13,116,440
6.00%, 07/01/25 (Call 04/01/25)(a)	13,793	14,619,201
6.50%, 07/01/27 (Call 01/01/27)(a)	16,007	17,287,560
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 12/31/21)(b)	8,151	7,926,848
7.75%, 02/01/28 (Call 02/01/23)(b)	11,169	10,917,697
8.00%, 01/15/27 (Call 01/15/24)(b)	15,472	15,388,323
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)	12,405	12,002,458
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	7,014	7,176,199
5.63%, 02/15/26 (Call 12/31/21)(a)	13,254	13,557,738
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	19,433	18,874,301
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	23,683	22,321,227
6.75%, 09/15/25 (Call 09/15/22)(a)(b)	19,262	18,563,752
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)(b).	33,405	33,237,975
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 12/31/21)	7,461	7,134,581
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	9,072	9,297,225
5.75%, 10/01/25 (Call 07/01/25)(b)	8,935	9,454,570
6.00%, 06/01/26 (Call 03/01/26)(b)	6,227	6,619,768
6.38%, 10/01/30 (Call 04/01/30)(b)	9,366	9,974,790
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	7,032	7,174,172
4.95%, 07/15/29 (Call 04/15/29)(a)	7,591	7,905,668
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(a)(b)	12,198	11,905,757
6.00%, 03/01/27 (Call 03/01/23)(a)(b)	6,565	6,735,930
6.00%, 12/31/30 (Call 12/31/25)(a)	10,653	10,503,192
6.00%, 09/01/31 (Call 09/01/26)(a)(b)	9,196	8,927,145
7.50%, 10/01/25 (Call 10/01/22)(a)	7,148	7,649,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)(b)	16,046	16,577,524
4.88%, 02/01/31 (Call 02/01/26)	15,689	16,808,917
5.00%, 01/15/28 (Call 01/15/23)	10,028	10,353,910
5.38%, 02/01/27 (Call 02/01/22)	4,648	4,765,289
5.50%, 03/01/30 (Call 03/01/25)(b)	16,140	17,516,450
5.88%, 04/15/26 (Call 12/31/21)(b)	13,371	13,864,056
6.50%, 07/15/27 (Call 07/15/22)(b)	10,331	10,994,315
6.88%, 01/15/29 (Call 01/15/24)(b)	7,297	8,060,379
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	20,920	20,972,300
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	19,926	19,975,815
4.13%, 08/15/31 (Call 02/15/31)(a)(b)	19,375	19,835,156
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	5,934	6,132,492
4.35%, 02/01/25 (Call 01/01/25)	10,956	11,339,460
4.50%, 03/01/28 (Call 12/01/27)	4,812	5,160,295
4.65%, 07/01/26 (Call 04/01/26)(b)	6,359	6,813,394
4.75%, 08/15/28 (Call 05/15/28)(b)	4,139	4,506,336
Security	Par (000)	Value

Pipelines (continued)
5.30%, 02/01/30 (Call 11/01/29)(b)	$19,770	$21,308,106
		916,716,617
Real Estate — 0.5%
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)(b)	7,826	7,721,048
4.38%, 02/01/31 (Call 02/01/26)(a)	10,255	10,140,452
5.38%, 08/01/28 (Call 08/01/23)(a)(b)	13,440	14,004,346
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	9,374	9,501,486
4.75%, 02/01/30 (Call 09/01/24)(b)	10,621	10,694,603
5.00%, 03/01/31 (Call 03/01/26)	7,525	7,694,312
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	3,818	3,909,285
5.75%, 01/15/29 (Call 01/15/24)(a)(b)	15,832	15,990,320
7.63%, 06/15/25 (Call 06/15/22)(a)(b)	7,015	7,418,655
9.38%, 04/01/27 (Call 04/01/22)(a)(b)	8,529	9,190,936
		96,265,443
Real Estate Investment Trusts — 4.0%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)	13,084	12,408,924
5.75%, 05/15/26 (Call 05/15/22)(a)	9,007	9,280,734
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)(b)	8,802	8,224,589
4.75%, 02/15/28 (Call 08/15/27)(b)	6,236	5,901,127
9.75%, 06/15/25 (Call 06/15/22)(b)	16,033	17,315,640
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	591	631,494
4.75%, 12/15/26 (Call 09/15/26)	491	533,462
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)	15,422	15,279,698
6.00%, 04/15/25 (Call 04/15/22)(a)(b)	4,160	4,315,459
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	17,867	17,554,327
4.88%, 09/15/27 (Call 09/15/22)(a)	19,128	19,462,740
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	17,266	17,501,681
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	6,202	6,308,985
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	12,189	12,539,434
5.25%, 07/15/30 (Call 07/15/25)(a)	22,553	22,975,869
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	7,625	7,968,125
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	6,109	6,189,944
4.75%, 10/01/24 (Call 07/01/24)(b)	15,020	15,543,597
5.50%, 02/15/26 (Call 08/15/22)	5,964	6,171,311
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	10,379	10,317,764
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	10,135	10,084,325
MGM Growth Properties Operating
Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)(b)	12,120	12,648,357
4.50%, 09/01/26 (Call 06/01/26)(b)	6,067	6,500,791
4.63%, 06/15/25 (Call 03/15/25)(a)	10,797	11,486,808
5.63%, 05/01/24 (Call 02/01/24)(b)	16,954	18,137,389
5.75%, 02/01/27 (Call 11/01/26)	11,265	12,718,387
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	19,634	19,464,951
4.63%, 08/01/29 (Call 08/01/24)(b)	14,516	15,182,527
5.00%, 10/15/27 (Call 10/15/22)(b)	22,641	23,631,544

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.25%, 08/01/26 (Call 12/31/21)	$5,506	$5,673,933
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	9,609	9,633,023
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	13,199	13,627,968
7.50%, 06/01/25 (Call 06/01/22)(a)	8,461	8,927,824
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	8,806	8,575,811
4.75%, 10/15/27 (Call 10/15/22)(b)	10,849	10,857,950
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(a)(b)	6,453	6,410,249
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	7,973	7,687,965
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(a)	24,397	23,182,232
3.88%, 02/15/27 (Call 02/15/23)(b)	24,263	24,861,993
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	4,843	4,364,754
4.35%, 10/01/24 (Call 09/01/24)	15,372	14,949,270
4.38%, 02/15/30 (Call 08/15/29)(b)	6,902	6,282,538
4.50%, 06/15/23 (Call 12/15/22)	8,566	8,499,956
4.75%, 10/01/26 (Call 08/01/26)	6,423	6,142,443
4.95%, 02/15/27 (Call 08/15/26)(b)	4,655	4,440,823
4.95%, 10/01/29 (Call 07/01/29)(b)	6,528	6,092,582
5.50%, 12/15/27 (Call 09/15/27)(b)	6,536	6,601,360
7.50%, 09/15/25 (Call 06/15/25)	16,408	17,387,353
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	5,262	5,189,648
4.75%, 03/15/25 (Call 09/15/24)(b)	7,427	7,707,179
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(a)	10,474	9,782,192
7.13%, 12/15/24 (Call 12/15/21)(a)	8,844	9,007,702
7.88%, 02/15/25 (Call 02/15/22)(a)	34,756	36,389,532
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	9,015	8,789,625
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	18,521	17,839,983
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)(b)	10,858	10,980,153
3.75%, 02/15/27 (Call 02/15/23)(a)(b)	15,286	15,652,626
4.13%, 08/15/30 (Call 02/15/25)(a)(b)	17,345	18,087,583
4.25%, 12/01/26 (Call 12/01/22)(a)(b)	17,711	18,286,607
4.63%, 12/01/29 (Call 12/01/24)(a)(b)	16,484	17,501,674
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	6,780	6,830,850
6.38%, 08/15/25 (Call 08/15/22)(a)(b)	7,557	7,873,449
		730,398,813
Retail — 4.2%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	10,447	10,041,656
3.88%, 01/15/28 (Call 09/15/22)(a)	23,725	23,458,094
4.00%, 10/15/30 (Call 10/15/25)(a)	50,232	48,034,350
4.38%, 01/15/28 (Call 11/15/22)(a)(b)	10,697	10,641,287
5.75%, 04/15/25 (Call 04/15/22)(a)	7,025	7,280,921
Asbury Automotive Group Inc.
4.63%, 11/15/29 (Call 11/15/24)(a).	13,635	13,742,444
4.75%, 03/01/30 (Call 03/01/25)	2,022	2,027,055
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	5,752	5,787,950
Bath & Body Works Inc.
5.25%, 02/01/28(b)	7,264	7,797,468
Security	Par (000)	Value

Retail (continued)
6.63%, 10/01/30 (Call 10/01/25)(a)	$16,967	$18,854,579
7.50%, 06/15/29 (Call 06/15/24)(b)	6,488	7,225,361
9.38%, 07/01/25(a)	2,990	3,631,091
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)(b)	13,174	12,526,103
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	10,038	10,012,905
5.63%, 10/01/25 (Call 10/01/22)(a)	7,533	7,533,000
5.88%, 10/01/28 (Call 10/01/23)(a)	8,137	8,167,514
eG Global Finance PLC
6.75%, 02/07/25 (Call 12/13/21)(a)(b)	11,158	11,241,685
8.50%, 10/30/25 (Call 12/31/21)(a)	8,661	8,938,152
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(a)	9,518	9,030,203
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	12,957	12,165,975
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)	12,574	12,008,170
3.88%, 10/01/31 (Call 10/01/26)(a)	12,585	12,035,916
Golden Nugget Inc.
6.75%, 10/15/24 (Call 12/31/21)(a)(b)	22,876	22,876,000
8.75%, 10/01/25 (Call 12/31/21)(a)(b)	13,156	13,573,703
IRB Holding Corp.
6.75%, 02/15/26 (Call 12/31/21)(a)(b)	5,637	5,728,601
7.00%, 06/15/25 (Call 06/15/22)(a)	12,045	12,679,871
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(a)(b)	11,250	11,559,375
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)(b)	13,655	13,074,663
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	11,274	11,229,468
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	13,737	13,920,201
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	7,734	8,065,112
4.63%, 12/15/27 (Call 12/15/22)(a)(b)	7,655	8,006,818
Macy's Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	6,368	6,446,326
3.63%, 06/01/24 (Call 03/01/24)(b)	2,238	2,308,617
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	7,406	7,887,390
Michaels Companies Inc (The)
5.25%, 05/01/28 (Call 11/01/23)(a)	13,525	13,376,901
7.88%, 05/01/29 (Call 05/01/24)(a)(b)	21,271	21,092,855
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	8,224	7,915,600
4.75%, 09/15/29 (Call 09/15/24)	8,111	8,385,711
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)(b)	17,552	18,341,840
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(b)	5,420	5,191,546
4.38%, 04/01/30 (Call 01/01/30)(b)	8,421	8,259,597
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)(b)	8,064	8,214,638
3.75%, 06/15/29 (Call 06/15/24)(b)	8,951	8,716,036
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	18,618	18,822,798
7.75%, 02/15/29 (Call 02/15/24)(a)	19,786	21,168,371
QVC Inc.
4.38%, 03/15/23	9,630	9,967,640
4.38%, 09/01/28 (Call 06/01/28)(b)	6,425	6,267,588
4.45%, 02/15/25 (Call 11/15/24)(b)	11,383	12,015,800
4.75%, 02/15/27 (Call 11/15/26)(b)	11,491	11,737,712
4.85%, 04/01/24(b)	8,821	9,438,470

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)(b)	$9,118	$9,059,873
8.00%, 11/15/26 (Call 01/15/23)(a)(b)	14,285	14,247,759
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)	11,156	10,988,660
4.88%, 11/15/31 (Call 11/15/26)(a)	7,794	7,638,120
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)(b)	11,182	11,195,558
6.00%, 12/01/29 (Call 12/01/24)(a)	14,410	14,297,602
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	6,605	6,616,353
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)(b)	33,375	33,020,557
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	16,359	14,886,690
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)	9,782	9,659,725
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	16,619	16,021,755
4.63%, 01/31/32 (Call 10/01/26)	17,987	18,385,682
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	11,317	11,948,262
7.75%, 04/01/25 (Call 04/01/22)(a)	7,819	8,229,498
		774,647,221
Semiconductors — 0.0%
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(b)	3,791	3,928,424

Software — 1.9%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	17,941	17,559,754
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(a)(b)	9,684	10,163,355
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)(b)	9,819	10,121,579
5.00%, 10/15/24 (Call 07/15/24)(b)	4,492	4,904,163
5.25%, 05/15/29 (Call 05/15/24)(a)(b)	8,467	8,931,803
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 12/13/21)(a)	21,512	21,512,215
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	15,183	14,925,344
4.88%, 07/01/29 (Call 06/30/24)(a)	14,221	13,936,580
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)(b)	11,770	11,714,681
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	12,574	12,776,441
3.63%, 11/01/31 (Call 11/01/26)(a)(b)	9,206	9,375,375
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	16,068	16,531,240
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	16,488	17,111,246
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)(b)	13,950	13,876,484
3.88%, 12/01/29 (Call 12/01/24)(a)	11,242	11,175,447
5.88%, 06/01/26 (Call 12/09/21)(a)(b)	10,089	10,397,627
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)	13,954	13,972,675
4.13%, 12/01/31 (Call 12/01/26)(a)	9,243	9,178,669
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	7,491	7,544,678
4.00%, 02/15/28 (Call 02/15/23)(a)(b)	6,849	6,892,437
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	8,278	7,750,278
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	9,131	8,811,415
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)	16,760	16,801,900
Security	Par (000)	Value

Software (continued)
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)(b)	$32,742	$34,031,216
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	8,430	8,480,074
3.88%, 03/15/31 (Call 03/15/26)(b)	6,953	6,900,853
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 12/31/21)(a)	27,921	28,857,939
		354,235,468
Telecommunications — 7.5%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	19,288	18,041,876
10.50%, 05/15/27 (Call 05/15/22)(a)	25,909	27,878,602
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)(b)	33,264	32,250,489
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	6,663	6,339,861
5.13%, 07/15/29 (Call 04/15/24)(a)	41,278	39,291,496
5.50%, 01/15/28 (Call 09/15/22)(a)(b)	16,206	16,003,560
8.13%, 02/01/27 (Call 02/01/22)(a)	27,022	28,846,796
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)(b)	15,295	15,849,444
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	20,601	19,994,062
6.00%, 03/01/26 (Call 03/01/22)(a)	21,704	22,233,144
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	11,672	10,854,960
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	16,143	15,820,140
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	10,174	9,157,660
6.00%, 06/15/25 (Call 12/13/21)(a)	22,065	21,448,252
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)(b)	32,926	34,325,355
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	6,208	6,095,014
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	11,995	12,414,825
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	25,718	25,852,762
5.88%, 10/15/27 (Call 10/15/23)(a)(b)	18,172	18,782,325
5.88%, 11/01/29 (Call 11/01/24)(b)	11,384	11,199,010
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	16,039	15,778,041
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	16,004	16,444,110
Hughes Satellite Systems Corp.
5.25%, 08/01/26	11,184	12,252,835
6.63%, 08/01/26(b)	13,133	14,633,035
Iliad Holding SAS
6.50%, 10/15/26 (Call 10/15/23)(a)(b)	18,376	18,839,426
7.00%, 10/15/28 (Call 10/15/24)(a)(b)	14,225	14,556,175
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (Call 12/31/21)(a)	24,990	25,427,325
9.50%, 09/30/22(a)	7,476	8,718,885
Intrado Corp., 8.50%, 10/15/25 (Call 12/31/21)(a)(b)	683	641,515
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)(c)	8,699	9,130,534
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	12,383	11,404,310
3.75%, 07/15/29 (Call 01/15/24)(a)	15,247	14,166,515
4.25%, 07/01/28 (Call 07/01/23)(a)(b)	19,380	18,906,523
4.63%, 09/15/27 (Call 09/15/22)(a)(b)	15,966	16,269,354
5.25%, 03/15/26 (Call 12/31/21)(b)	12,304	12,614,244
5.38%, 05/01/25 (Call 12/31/21)	12,372	12,632,183
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	20,287	20,114,924
4.50%, 01/15/29 (Call 01/15/24)(a)(b)	15,072	14,092,320

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	$19,238	$19,310,142
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	15,930	15,535,732
5.63%, 04/01/25 (Call 01/01/25)	8,836	9,222,575
Series W, 6.75%, 12/01/23(b)	10,105	10,888,138
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	13,775	14,928,324
Nokia OYJ, 4.38%, 06/12/27(b)	5,985	6,421,769
Sprint Communications Inc., 6.00%, 11/15/22(b)	29,889	31,084,560
Sprint Corp.
7.13%, 06/15/24	39,813	44,602,627
7.63%, 02/15/25 (Call 11/15/24)	23,553	26,968,185
7.63%, 03/01/26 (Call 11/01/25)	23,350	27,578,734
7.88%, 09/15/23	68,333	75,222,948
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(a)(b)	9,680	9,584,998
4.13%, 06/15/29 (Call 06/15/24)(a)(b)	6,876	6,890,165
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	22,651	23,490,446
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)(b)	5,921	5,173,474
5.63%, 12/06/26 (Call 12/06/23)(a)(b)	8,532	7,804,135
6.50%, 10/15/27 (Call 10/15/22)(a)(b)	9,007	7,022,758
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)(b)	16,642	16,440,430
2.25%, 02/15/26 (Call 02/15/23)(a)	11,533	11,393,311
2.63%, 04/15/26 (Call 04/15/23)(b)	20,166	20,203,811
2.63%, 02/15/29 (Call 02/15/24)(b)	17,206	16,603,790
2.88%, 02/15/31 (Call 02/15/26)(b)	16,728	16,226,160
3.38%, 04/15/29 (Call 04/15/24)	20,274	20,369,186
3.38%, 04/15/29 (Call 04/15/24)(a)	18,870	18,958,595
3.50%, 04/15/31 (Call 04/15/26)	21,268	21,666,775
3.50%, 04/15/31 (Call 04/15/26)(a)	15,826	16,089,171
4.75%, 02/01/28 (Call 02/01/23)(b)	23,567	24,633,525
5.38%, 04/15/27 (Call 04/15/22)(b)	6,958	7,218,229
ViaSat Inc.
5.63%, 09/15/25 (Call 12/13/21)(a)(b)	9,921	10,020,210
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	11,987	12,225,557
6.50%, 07/15/28 (Call 07/15/23)(a)	6,525	6,666,810
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	22,512	21,498,960
4.75%, 07/15/31 (Call 07/15/26)(a)	22,878	22,649,220
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(c)	7,626	7,471,850
4.13%, 06/04/81 (Call 03/04/31)(c)	16,297	16,081,065
7.00%, 04/04/79 (Call 01/04/29)(b)(c)	31,612	37,795,405
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	22,170	23,065,114
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 12/31/21)(a)	23,606	22,484,715
6.13%, 03/01/28 (Call 03/01/23)(a)(b)	17,638	16,566,246
		1,377,359,732
Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)(b)	10,266	10,433,439
Security	Par/ Shares (000)	Value

Toys, Games & Hobbies (continued)
3.75%, 04/01/29 (Call 04/01/24)(a)(b)	$10,506	$10,760,424
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	8,531	9,105,745
		30,299,608
Transportation — 0.1%
XPO Logistics Inc., 6.25%, 05/01/25 (Call 05/01/22)(a)	17,981	18,700,240

Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)(c)	7,419	7,911,547
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)	17,035	16,694,300
6.50%, 10/01/25 (Call 12/31/21)(a)	13,778	14,057,866
9.75%, 08/01/27 (Call 08/01/23)(a)(b)	4,735	5,275,826
		43,939,539
Total Corporate Bonds & Notes — 98.6%
(Cost: $18,675,723,941)		18,159,821,793

Short-Term Investments

Money Market Funds — 14.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)	2,651,756	2,652,816,602
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	87,860	87,860,000
		2,740,676,602
Total Short-Term Investments — 14.9%
(Cost: $2,740,140,527)		2,740,676,602

Total Investments in Securities — 113.5%
(Cost: $21,415,864,468)		20,900,498,395

Other Assets, Less Liabilities — (13.5)%		(2,483,980,194)

Net Assets — 100.0%		$18,416,518,201

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,655,688,680	$—	$(2,303,136	)(a)	$(166,858)	$(402,084)	$2,652,816,602	2,651,756	$5,107,830	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	236,720,000	—	(148,860,000	)(a)	—	—	87,860,000	87,860	8,639		—
					$(166,858)	$(402,084)	$2,740,676,602		$5,116,469		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$18,159,821,793	$—	$18,159,821,793
Money Market Funds	2,740,676,602	—	—	2,740,676,602
	$2,740,676,602	$18,159,821,793	$—	$20,900,498,395

Portfolio Abbreviations - Fixed Income

REIT	Real Estate Investment Trust